Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Computation of The Basic and Diluted Earnings
The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	2017		2018		2019
Net profit for the period attributable to equity holders of the parent	Ps.	29,325,921	Ps.	52,566,197	Ps.	67,730,891
Weighted average shares (in millions)		65,909		66,055		66,016

Earnings per share attributable to equity holders of the parent	Ps.	0.44	Ps.	0.79	Ps.	1.03